SSGA FUNDS

STATE STREET S&P 500 INDEX FUND

Class N (SVSPX)

STATE STREET INTERNATIONAL STOCK SELECTION FUND

Class A (SSILX) Class I (SSIPX) Class K (SSIQX) Class N (SSAIX)

(each a “Fund”, and collectively, the “Funds”)

Supplement dated June 16, 2023 to the Statement of Additional Information dated December 29, 2022 as may be supplemented or revised from time to time

1.	Effective immediately, the table listing the Trustees in the subsection “BOARD OF TRUSTEES AND OFFICERS” within the section “MANAGEMENT OF THE FUNDS” is restated in its entirety as follows:

Name, Address, and Year of Birth	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Director During Past Five Years
INDEPENDENT TRUSTEES
PATRICK J. RILEY c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1988	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc) (1998 - 2023); Independent Director, SSGA Fixed Income plc (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009- 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I plc Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I plc (2013 - March 2023); Board Director, State Street Liquidity plc (1998 - March 2023).

JOHN R. COSTANTINO c/o SSGA Funds Management, Inc.	Trustee and Chairperson of the Qualified	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General	54	Director of Kleinfeld Bridal Corp. (January 2016 – present); Trustee of

Name, Address, and Year of Birth	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Director During Past Five Years
One Iron Street Boston, MA 02210 YOB: 1946	Legal Compliance Committee		Partner, NGN Capital LLC (2006 – December 2019).		Neuroscience Research Institute (1986 – 2017); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present); Trustee of Gregorian University Foundation (1992 – 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).

MICHAEL A. JESSEE c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph- Macon College (2004 – 2016).	54	None

MARGARET MCLAUGHLIN c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (2021 – 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 – 2019).	54	Director, Manning & Napier Fund Inc (2021 – 2022).

Name, Address, and Year of Birth	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Director During Past Five Years
GEORGE M. PEREIRA c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	54	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
DONNA M. RAPACCIOLI c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – June 2022) and Accounting Professor (1987 – present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

RICHARD D. SHIRK c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1988	Chairman (March 2001 – April 2002), President and Chief Executive Officer (1996 – March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 – March 2001).	54	Chairman and Board Member (1998 – December 2008) and Investment Committee Member (December 2008 – present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 – 2012); Board Member (1999 – 2013) and Investment Committee Member (2001 – 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 – 2009); Board Member, Aerocare Holdings (2003 – January 2021), Regenesis Biomedical Inc. (April 2012 – present).

Name, Address, and Year of Birth	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Director During Past Five Years
MARK E. SWANSON c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Director	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 – 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 – 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022)	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023); Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).

2.	Effective immediately, the table listing the principal officers in the subsection “BOARD OF TRUSTEES AND OFFICERS” within the section “MANAGEMENT OF THE FUNDS” is restated in its entirety as follows:

Name, Address, and Year of Birth	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 10/12 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 9/17	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 – July 2016).

DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007– March 2020).

Name, Address, and Year of Birth	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer	Term: Indefinite Served: since 11/13 Term: Indefinite Served: since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 – present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – May 2022).

DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).

DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

3.	Effective immediately, the subsection “Summary of Trustees’ Qualifications” within the subsection “BOARD OF TRUSTEES AND OFFICERS” is restated in its entirety as follows:

Summary of Trustees’ Qualifications

Following is a summary of the experience, attributes and skills which qualify each Trustee to serve on the Trust’s Board.

Michael F. Holland: Mr. Holland is an experienced business executive with over 51 years of experience in the financial services industry including 25 years as a portfolio manager of another registered mutual fund; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees and related committees of State Street Institutional Investment Trust and State Street Master Funds for 22 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts. Mr. Holland serves as a Trustee of the Navigator Trust, Elfun Funds, and State Street Institutional Funds and a Director of State Street Variable Insurance Series Funds, Inc. Patrick J. Riley: Mr. Riley is an experienced business executive with over 45 years of experience in the legal and financial services industries; his experience includes service as a trustee or director of various investment companies and Associate Justice of the Superior Court of the Commonwealth of Massachusetts. He has served on the Board of Trustees and related committees of the Trust for 33 years and possesses significant experience regarding the operations and history of the Trust. Mr. Riley serves as a Trustee of the Navigator Trust, State Street Institutional Trust, State Street Master Funds, Elfun Funds, and State Street Institutional Funds and a Director of State Street Variable Insurance Series Funds, Inc.

John R. Costantino: In addition to his tenure as a board member of various other funds advised by SSGA FM, Mr. Costantino has over 33 years of private equity investing experience. He has also served as an officer or a board member of charitable organizations and public and private companies for over 32 years. Mr. Costantino is an attorney and a certified public accountant. Mr. Costantino serves as a Trustee of the Navigator Trust, State Street Institutional Investment Trust, State Street Master Funds, Elfun Funds, and State Street Institutional Funds (independent chairperson through 2016) and a Director of State Street Variable Insurance Series Funds, Inc. (independent chairperson through 2016).

Michael A. Jessee: Mr. Jessee is an experienced business executive with approximately 45 years of experience in the banking industry. He previously served as President and Chief Executive Officer of the Federal Home Loan Bank of Boston as well as various senior executive positions of major banks. Mr. Jessee has served on the Navigator Trust’s Board of Trustees and related committees for 26 years and possesses significant experience regarding the trust’s operations and history. Mr. Jessee also serves as a Trustee of the Navigator Trust, State Street Institutional Investment Trust, State Street Master Funds, Elfun Funds, and State Street Institutional Funds and a Director of State Street Variable Insurance Series Funds, Inc.

Margaret McLaughlin: Ms. McLaughlin has over twenty-five years of experience she has gained in a variety of roles encompassing regulatory, operating, legal, and compliance functions, serving both firms and their boards. Ms. McLaughlin formerly served as a founding member of the executive management team for Kramer Van Kirk Credit Strategies L.P. and its technology affiliate, Mariana Systems LLC, where she was integrally involved in corporate strategy, operational oversight, risk management and board governance. Prior to Kramer Van Kirk, Ms. McLaughlin was Assistant General Counsel to Harris Associates L.P., where she was responsible for legal, regulatory and compliance activities related to the Oakmark Mutual Funds. Ms. McLaughlin has an extensive understanding and perspective on governance, oversight, regulation, policies and procedures from these positions as well as her prior experience with both the Securities and Exchange Commission and the Department of Justice.

Most recently, Ms. McLaughlin has held consulting positions at major private equity and management consulting firms. Ms. McLaughlin serves as a Trustee of State Street Institutional Investment Trust, State Street Master Funds, State Street Navigator Securities Lending Trust, SSGA Funds, Elfun Funds, and State Street Institutional Funds and a Director of State Street Variable Insurance Series Funds, Inc.

George M. Pereira: Mr. Pereira has over thirty years of experience in executive management with financial institutions, including extensive experience relating to financial reporting, operations, cybersecurity oversight, and enterprise risk management. Mr. Pereira recently retired from Charles Schwab Investment Management Inc., having served as Chief Operating Officer and Chief Financial Officer during his tenure. Previously, Mr. Pereira also served as Head of Financial Reporting for Charles Schwab & Co., Inc. Earlier in his career, Mr. Pereira gained valuable regulatory experience and perspective while serving as managing director at the New York Stock Exchange. With this professional experience, Mr. Pereira has developed wide-ranging expertise in building and managing financial, operational, technology and risk control platforms for growth and scale within the financial services industry. Additionally, Mr. Pereira is a member of the Latino Corporate Directors Association. Mr. Pereira serves as a Trustee of State Street Institutional Investment Trust, State Street Master Funds, State Street Navigator Securities Lending Trust, SSGA Funds, Elfun Funds, and State Street Institutional Funds and a Director of State Street Variable Insurance Series Funds, Inc.

Donna M. Rapaccioli: Ms. Rapaccioli has over 32 years of service as a full-time member of the business faculty at Fordham University, where she developed and taught undergraduate and graduate courses, including International Accounting and Financial Statement Analysis and has taught at the executive MBA level. She has served on Association to Advance Collegiate Schools of Business accreditation team visits, lectured on accounting and finance topics and consulted for numerous investment banks. Ms. Rapaccioli also serves as a Trustee of the Navigator Trust, State Street Institutional Investment Trust, State Street Master Funds, Elfun Funds, and State Street Institutional Funds and a Director of State Street Variable Insurance Series Funds, Inc.

Richard D. Shirk: Mr. Shirk is an experienced business executive with over 53 years of experience in the health care and insurance industries and with investment matters; his experience includes service as a trustee, director or officer of various health care companies and nonprofit organizations. He has served on the Board of Trustees and related committees of the Trust for 33 years and possesses significant experience regarding the operations and history of the Trust. Mr. Shirk also serves as a Trustee of the Navigator Trust, State Street Institutional Investment Trust, State Street Master Funds, Elfun Funds, and State Street Institutional Funds and a Director of State Street Variable Insurance Series Funds, Inc.

Mark E. Swanson: Mr. Swanson has over twenty-five years of experience in executive management with financial services institutions, including extensive experience relating to, fund operations, financial reporting, fund accounting, and fund services. Mr. Swanson recently retired from Russell Investments, having served most recently as the Global Head of Fund Services. Additionally, Mr. Swanson served as Treasurer, Chief Accounting Officer and Chief Financial Officer Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”).

Previously, Mr. Swanson served as Global Head of Fund Operations for Russell, as well as serving in different directorships with RIC, RIF and other Russell entities. Mr. Swanson serves as a Trustee of State Street Institutional Investment Trust, State Street Master Funds, State Street Navigator Securities Lending Trust, SSGA Funds, Elfun Diversified Fund, Elfun Government Money Market Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Tax Exempt Income Fund, Elfun Trusts, and State Street Institutional Funds and a Director of State Street Variable Insurance Funds, Inc.

References to the experience, attributes and skills of Directors above are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Director as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

4.	Effective immediately, the subsection “Leadership Structure and Risk Management Oversight” within the subsection “BOARD OF TRUSTEES AND OFFICERS” is restated in its entirety as follows:

The Board has chosen to select different individuals as Chairperson of the Board of the Trust and as President of the Trust. Currently, Mr. Riley, an Independent Trustees, serves as Chairperson of the Board, Ms. Rapaccioli serves as Chairperson of the Audit Committee, Mr. Costantino serves as Chairperson of the QLCC, Mr. Jessee serves as Chairperson of the Valuation Committee and Mr. Shirk serves as Chairperson of each of the Governance Committee and Nominating Committee. Ms. Carpenter, who is an employee of the Adviser, serves as President of the Trust. The Board believes that this leadership structure is appropriate. Ms. Carpenter is available to provide the Board with insight regarding the Trust’s day-to-day management when requested, while Mr. Riley provides an independent perspective on the Trust’s overall operation and Ms. Rapaccioli provides a specialized perspective on audit matters.

The Board has delegated management of the Trust to service providers who are responsible for the day-to-day management of risks applicable to the Trust. The Board oversees risk management for the Trust in several ways. The Board receives regular reports from both the CCO and administrator for the Trust, detailing the results of the Trust’s compliance with its Board-adopted policies and procedures, the investment policies and limitations of the Funds, and applicable provisions of the federal securities laws and Internal Revenue Code of 1986, as amended (the “Code”). As needed, the Adviser discusses management issues regarding the Trust with the Board, and solicits the Board’s input on many aspects of management, including potential risks to the Funds. The Board’s Audit Committee also receives reports on various aspects of risk that might affect the Trust and offers advice to management, as appropriate. The Trustees also meet in executive session with the independent counsel to the disinterested Trustees, the independent registered public accounting firm, counsel to the Trust, the CCO and representatives of management, as needed. Through these regular reports and interactions, the Board oversees the risk management parameters for the Trust, which are effected on a day-to-day basis by service providers to the Trust.

5.	Effective immediately, the table in the subsection “TRUSTEE COMPENSATION” within the section “MANAGEMENT OF THE FUNDS” is restated in its entirety as follows:

Trustee Compensation Table

For The Fiscal Year Ended August 31, 2022

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex Paid to Trustees
Independent Trustees:
Michael F. Holland	$13,273	$0	$0	$405,000
Patrick J. Riley	$13,273	$0	$0	$405,000
John R. Costantino	$10,703	$0	$0	$345,000
Michael A. Jessee	$10,703	$0	$0	$345,000
Donna M. Rapaccioli	$10,703	$0	$0	$345,000
Richard D. Shirk	$10,703	$0	$0	$345,000
Margaret McLaughlin(1)	$0	$0	$0	$0
George M. Pereira(1)	$0	$0	$0	$0
Mark E. Swanson(2)	$0	$0	$0	$0
Bruce D. Taber(3)	$2,648	$0	$0	$94,350

(1)	Ms. McLaughlin and Mr. Pereira were appointed Trustees effective September 15, 2022.
(2)	Mr. Swanson was appointed as Trustee effective March 2, 2023.
(3)	Mr. Taber retired from the Board of Trustees of the Trust effective as of December 31, 2021.

6.	Effective immediately, the subsection “EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES” within the section “MANAGEMENT OF THE FUNDS” is restated in its entirety as follows:

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES

For any Fund that is not listed below for a Trustee, such Trustee beneficially owned no equity securities of the Fund for the calendar year ended December 31, 2022.

Name of Trustee	Fund	Dollar Range Of Equity Securities In Each Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustees In Family of Investment Companies
Independent Trustees:
Patrick J. Riley	State Street S&P 500 Index Fund	Over $100,000	Over $100,000
John R. Costantino	None	None	None
Michael A. Jessee	None	None	None
Donna M. Rapaccioli	None	None	None
Margaret McLaughlin(1)	None	None	None
George M. Pereira(1)	None	None	None
Richard D. Shirk	None	None	Over $100,000
Mark E. Swanson(2)	None	None	None

(1)	Ms. McLaughlin and Mr. Pereira were appointed Trustees effective September 15, 2022.
(2)	Mr. Swanson was appointed as Trustee effective March 2, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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